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[LATHAM & WATKINS LLP Letterhead]

March 23, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Max A. Webb, Assistant Director
                  Margery Reich
                  Johanna Vega Losert
                  Amy Geddes

  Re:
  Accuride Corporation
  Registration Statement on Form S-1 (  Registration No. 333-121944)

Ladies and Gentlemen:

        On behalf of Accuride Corporation, a Delaware corporation (the "Company"), enclosed herewith for filing under the Securities Act of 1933, as amended (the "Securities Act"), is Amendment No. 2 to the Registration Statement on Form S-1 ("Amendment No. 2") relating to the initial public offering of the Company's common stock. The Company is supplementally providing an example of its monthly internal report (the "CODM Report") to the Staff pursuant to Rule 418 of the Securities Act and requests that the Commission return the CODM Report to the undersigned following the effective date of this offering. The Company has paid the balance of the $35,747.26 registration fee by wire transfer to the Commission's account at Mellon Bank as permitted by the Rules under the Securities Act.

        Should the Staff have any comments regarding the enclosed Amendment No. 2, please contact Mark V. Roeder at (650) 463-3043 or Christopher D. Lueking of this firm at (312) 876-7680.

Very truly yours,
/s/ MARK FLEISHER
Mark Fleisher of LATHAM & WATKINS LLP
cc:
Accuride Corporation
Christopher D. Lueking, Esq.

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